Notes and Loans Payable (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Notes and Loans Payable

Notes and loans payable consist of:

	December 31, 2020	December 31, 2019

Loan payable to Pasquale Ferro, interest at 12% per annum, due December 2020.	$224,000	$30,000

Note payable to brother of Marco Alfonsi, Chief Executive Officer of the Company, interest at 10% per annum, due August 22, 2016.	-	5,000

Note payable to Arena Special Opportunities Partners I, LP, due September 10, 2021.	2,675,239	-

Note payable to Arena Special Opportunities Fund, LP, due September 10, 2021.	102,539	-

Note payable to U.S. Small Business Administration (PPP), interest at 1% per annum. The note matures in January 2023. Payments are deferred for ten months after the end of the covered period. The Note has been submitted to the SBA for forgiveness within the bank guidelines.	194,940	-

Total Notes and Loan Payable	3,196,718	35,000
Less: Unamortized Finance Cost	(1,174,247)	-
Less: Current Portion	(1,827,531)	(35,000)
Long-term Portion	$194,940	$-